Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 22, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			(6.20%)	0.05%	2.71%
Performance Inception Date		Nov. 03, 1997
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(8.52%)	(1.32%)	1.78%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.36%)	0.04%	2.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			(2.37%)	0.43%	2.68%
Performance Inception Date		Nov. 03, 1997
Class R
Prospectus [Line Items]
Average Annual Return, Percent			(0.99%)	0.94%	3.04%
Performance Inception Date		Jun. 03, 2002
Class Y
Prospectus [Line Items]
Average Annual Return, Percent			(0.50%)	1.44%	3.56%
Performance Inception Date		Oct. 03, 2008
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			(0.66%)	1.28%	3.37%
Performance Inception Date		Sep. 30, 2003
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(0.35%)	1.57%	3.60% [1]
Performance Inception Date		Apr. 04, 2017
MSCI ACWI ex USA® Value Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.04%	4.50%	4.07%
MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.79%	4.90%	4.98%
MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.53%	4.10%	4.80%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.